Sale of Homestake Resources (Details ) $ in Thousands	6 Months Ended
Jun. 30, 2022 CAD ($)
Sale of Homestake Resources (Details )
Mineral interests	$ 16,460
Reclamation bond	68
Net assets	16,528
Net proceeds:
Cash	5,000
Working capital adjustment	68
76,504,590 common shares of Dolly Varden	60,439
Transaction costs	(589)
Net proceeds	64,918
Net assets derecognized
Net gain on disposition	$ 48,390